Restricted Deposits	12 Months Ended
Dec. 31, 2017
Restricted Deposits [Abstract]
RESTRICTED DEPOSITS

NOTE 3 - RESTRICTED DEPOSITS:

The restricted deposits as of December 31, 2016 totaled NIS 6,760 thousand ($1,758 thousand) relates to a deposit in connection with one of the legal proceedings, see Note 8.a.8. for additional information.

Regarding the restricted deposit in connection with the put option provided to the Controlling Shareholders - on November 13, 2017, the Company, the Controlling Shareholders and the Bank Leumi Le-Israel Trust Company Ltd., as escrow agent entered into an amendment (the “Amendment”) to the escrow agreement among such parties dated December 23, 2015, the terms of such escrow agreement presented in Note 1.b.1. Pursuant to the Amendment, the Put Option Period will now commence on January 1, 2019 and will end on March 1, 2021. Such change resulted in a classification of the restricted deposit and the put opton liability from current assets and current liabilities to non-current assets and non-current liabilities, respectively as of December 31, 2017.